Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Taxes	Taxes

	2025	2024	2023
	US$m	US$m	US$m
(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	358	396	367
Deferred tax (benefit)/expense	(9)	(487)	531
PRRT expense/(benefit)	349	(91)	898
Income tax
Current year
Current tax expense	1,361	1,420	1,872
Deferred tax benefit	(570)	(484)	(1,255)
Adjustment to prior years
Current tax (benefit)/expense	(19)	(177)	14
Deferred tax (benefit)/expense	(9)	55	22
Income tax expense	763	814	653
Tax expense	1,112	723	1,551

	2025	2024	2023
	US$m	US$m	US$m
(b) Reconciliation of income tax expense
Profit before tax	3,849	4,369	3,273
PRRT (expense)/benefit	(349)	91	(898)
Profit before income tax	3,500	4,460	2,375
Income tax expense calculated at 30%	1,050	1,338	712
Effect of tax rate differentials	10	(75)	91
Effect of deferred tax assets not recognised	19	76	155
Effect of tax benefits previously unrecognised	(194)	(442)	(332)
Effect of goodwill impairment	-	-	109
Reduction in deferred tax liability due to held for sale basis	-	(94)	(78)
Foreign exchange impact on tax (benefit)/expense	(47)	87	(58)
Adjustment to prior years	(29)	(122)	36
Integration and transaction costs non-deductible	-	-	4
Other	(46)	46	14
Income tax expense[1]	763	814	653

	2025	2024	2023
	US$m	US$m	US$m
(c) Reconciliation of PRRT expense
Profit before tax	3,849	4,369	3,273
Non-PRRT assessable profit	(2,180)	(2,631)	(1,780)
PPRT projects profit before tax	1,669	1,738	1,493
PRRT expense calculated at 40%	668	695	598
(Recognition)/derecognition of Pluto exploration expenditure[2]	-	(502)	611
Recognition of transferred exploration spend	-	-	(18)
Augmentation	(269)	(266)	(292)
Other	(50)	(18)	(1)
PRRT expense/(benefit)	349	(91)	898

	2025	2024	2023
	US$m	US$m	US$m
(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	376	(304)	1,206
Augmentation for current year	(269)	(266)	(292)
Provisions	(109)	35	(372)
Other	(7)	48	(11)
PRRT (benefit)/expense	(9)	(487)	531
Income tax
Property, plant and equipment	(177)	(660)	(529)
Exploration and evaluation assets	17	35	38
Lease assets and liabilities	(25)	6	(20)
Provisions	(193)	62	(232)
PRRT assets and liabilities	(18)	251	(175)
Unused tax losses and tax credits	(190)	2	(221)
Assets held for sale	-	(36)	(86)
Intangible assets	8	6	-
Derivatives	35	(109)	(21)
Investments	33	-	-
Other	(69)	14	13
Income tax deferred tax benefit	(579)	(429)	(1,233)
Deferred tax benefit	(588)	(916)	(702)

	2025	2024	2023
	US$m	US$m	US$m
(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	31	34	77
Other	8	(8)	7
Deferred income tax expense via other comprehensive income	39	26	84
1.The global operations effective income tax rate (EITR) of 21.8% (2024: 18.3%, 2023: 27.5%) is calculated as the Group’s income tax expense divided by profit before income tax. The underlying EITR is 26.8% when excluding the recognition of a $182 million deferred tax asset as a result of the
Louisiana LNG FID and the $113 million post-tax H2OK impairment loss. The Australian operations EITR of 29.5% (2024: 26.9%, 2023:30.2%) is calculated with reference to all Australian companies and excluded foreign exchange on settlement and revaluation of income tax liabilities.
2.In 2025, no additional Pluto PRRT deferred tax asset was recognised. In 2024, the $502 million increase of the Pluto PRRT deferred tax asset is due to the recognition of previously unrecognised deductible expenditure that is now considered to be recoverable on the basis of future taxable profits being available to utilise the expenditure.

	2025	2024
	US$m	US$m
(f) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	586	784
Augmentation for current year	269	264
Provisions	546	470
Other	7	(70)
PRRT deferred tax assets	1,408	1,448
Income tax
Property, plant and equipment	(1,010)	(1,291)
Exploration and evaluation assets	55	51
Lease assets and liabilities	82	58
Unused tax losses and tax credits	1,823	1,684
Derivatives	(149)	11
Provisions	422	412
Investments	(33)	-
Other	60	20
Income tax deferred tax assets	1,250	945
Deferred tax assets	2,658	2,393
Deferred tax liabilities
PRRT
Production and growth assets	903	990
Augmentation for current year	-	(2)
Provisions	(968)	(935)
Other	193	121
PRRT deferred tax liabilities	128	174
Income tax
Property, plant and equipment	2,433	2,386
Exploration and evaluation assets	169	153
Lease assets and liabilities	(24)	(24)
Provisions	(1,803)	(1,615)
PRRT assets and liabilities	351	369
Assets held for sale	-	-
Intangible assets	4	160
Derivatives	(13)	(67)
Other	(63)	(39)
Income tax deferred tax liabilities	1,054	1,323
Deferred tax liabilities	1,182	1,497
Recognition and measurement
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realised. The tax rates and laws used to determine the amount are based on those that have been enacted or substantively enacted by the end of the reporting period. Income taxes relating to items recognised directly in equity are recognised in equity.
Current taxes
Current tax expense is the expected tax payable on the taxable income for the current year and any adjustment to tax paid in respect of previous years.
Deferred taxes
Deferred tax expense represents movements in the temporary differences between the carrying amount of an asset or liability in the consolidated statement of financial position and its tax base.
With the exception of those noted below, deferred tax liabilities are recognised for all taxable temporary differences.
Deferred tax assets are recognised for deductible temporary differences, unused tax losses and tax credits only if it is probable that sufficient future taxable income will be available to utilise those temporary differences and losses.
Deferred tax is not recognised if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither accounting profit nor the taxable profit.
In relation to PRRT, the impact of future augmentation on expenditure is included in the determination of future taxable profits when assessing the extent to which a deferred tax asset can be recognised in the consolidated statement of financial position.
Offsetting deferred tax balances
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset current tax assets and liabilities and when they relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities that the
Group intends to settle its current tax assets and liabilities on a net basis. Refer to Notes E.8 and E.9 for detail on the tax consolidated groups.
Pillar Two legislation
In December 2021, the Organisation for Economic Co-operation and Development (OECD) published its Pillar Two legislation rules.
The Pillar Two legislation rules aim to ensure that large multinational groups pay a minimum of 15% tax for each jurisdiction in which they operate. Pillar Two legislation has been enacted or substantively enacted in a number of jurisdictions in which the Group operates with effect from 1 January 2024. The Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
The Group has undertaken a Pillar Two analysis for the year ended 31 December 2025 and is expected to have met relevant safe harbours for all jurisdictions in which it operates except for Singapore. The amount of Singapore Pillar Two tax expense is not material.
Significant estimates and judgements
(a) Income tax classification
Judgement is required when determining whether a particular tax is an income tax or another type of tax. PRRT is considered, for accounting purposes, to be an income tax. Accounting for deferred tax is applied to income taxes as described above, but is not applied to other types of taxes, e.g. North West Shelf royalties, excise and levies which are recognised in cost of sales in the income statement.
(b) Deferred tax asset recognition
Income tax losses and credits: Deferred tax assets (DTAs) relating to carry forward unused tax losses and credits arising from USA
TCG 1 of $1,227 million (2024: $1,274 million), USA TCG 2 of $200 million (2024:nil) and $396 million (2024: $410 million)
arising from countries other than Australia and the USA have been recognised. The Group has determined that it is probable that sufficient future taxable income will be available to utilise those losses and credits within those countries. Refer to Note E.9(a)
for details of tax consolidated groups.
Unrecognised DTAs relating to carry forward unused tax losses and credits of $320 million (2024: $366 million) from the USA TCG 1,
$150 million (2024: $343 million) from USA TCG 2 and $663 million (2024: $715 million) from countries other than Australia and the
USA. These DTAs have not been recognised as it is not currently probable that the losses and credits will be utilised based on current planned activities in those countries.
On 29 April 2025, the Group approved an FID to develop the Louisiana LNG Project. Upon FID, the Group recognised a DTA of
$182 million. In the prior year, subsequent to achieving first oil on the Sangomar project in June 2024, the Group recognised a net DTA of $342 million.
PRRT: The recoverability of PRRT deferred tax assets is primarily assessed with regard to future oil price assumptions impacting forecast future taxable profits. During the year ended 31 December 2025, the Group did not recognise any additional Pluto PRRT DTA as a result of recoverability assessments performed.
In determining the amount of DTA that is considered probable and eligible for recognition, forecast future taxable profits are risk‑adjusted where appropriate by a market premium risk rate to reflect uncertainty inherent in long-term forecasts. A long-term bond rate of 4.3% (31 December 2024: 3.2%) was used for the purposes of augmentation.
Certain deferred tax assets on deductible temporary differences have not been recognised on the basis that deductions from future augmentation of the recognised deductible temporary difference will be sufficient to offset future taxable profits. $7,728 million (2024:
$7,490 million) relates to the North West Shelf Project, $779 million (2024: $601 million) relates to remaining Pluto deductible balances and $776 million (2024: $795 million) relates to Wheatstone. A long-term bond rate of 4.3% (31 December 2024: 3.2%) was used for the purposes of augmentation.
Had an alternative approach been used to assess recovery of the deferred tax assets, whereby future augmentation was not included in the assessment, additional deferred tax assets would be recognised, with a corresponding benefit to tax expense. It was determined that the approach adopted provides the most meaningful information on the implications of the PRRT regime, whilst ensuring compliance with
IAS 12 Income Taxes.
(c) Uncertain tax positions
The Group has tax matters, litigation and other claims, for which the timing of resolution and potential economic outflows are uncertain.
Where the Group assesses an outcome for any tax matter, litigation or other claim as more likely than not to be accepted by the relevant tax authority, the position is adopted in the reported tax balances.
Because of the complexity of some of these positions, the ultimate outcome may differ from the current estimate of the position.
These differences will be reflected as increases or decreases to tax expense in the period in which new information is available. Tax matters without a probable economic outflow and/or presently cannot be measured reliably are contingent liabilities and disclosed in
Note E.1 Contingent liabilities and assets.